Acquisitions - Schedule of pro forma information (Details) - Shares Post, Inc $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Acquisitions
Pro forma revenue	$ 75,981
Pro forma net loss	$ (13,483)